Other Financial Assets	12 Months Ended
Dec. 31, 2018
OTHER FINANCIAL ASSETS
OTHER FINANCIAL ASSETS

8.    OTHER FINANCIAL ASSETS

The detail of other financial assets as of December 31, 2018 and 2017 is as follows:

	Balance as of
	12-31-2018		12-31-2017
	Current	Non-Current	Current	Non-Current
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with change in profit or loss	—	—	—	6,353
Financial assets at fair value with change in other comprehensive income	269,031	2,326,484	—	2,595,342
Hedging derivatives (*)	38,169,894	—	20,038,433	30,789,703
Non- hedging derivatives	41,022	36,086	402,716	—
Financial assets measured at amortized cost	84,580	—	82,127	—
Total	38,564,527	2,362,570	20,523,276	33,391,398

(*)See Note 21.2.a.